Income Taxes (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
HK tax rate	16.50%	16.50%	16.50%
Enterprise income tax rate	25.00%
Preferential tax rate	15.00%	15.00%	15.00%
Low-profit preferential income tax		10.00%	10.00%